S000034097 [Member] N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Apr. 01, 2026